Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Options Activity and Information about Options Outstanding

The following table summarizes the share option activity during the three months ended June 30, 2012, and information about options outstanding at June 30, 2012:

	Number of Options	Weighted Average Exercise price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at March 31, 2012	19,542,400	$6.59
Granted	7,631	$38.37
Exercised	(491,444)	$5.21
Canceled/forfeited	(221,066)	$7.20

Outstanding at June 30, 2012	18,837,521	$6.63	7.60	$663,241

Vested or expected to vest at June 30, 2012	17,518,895	$6.63	7.60

Vested and exercisable at June 30, 2012	9,735,293	$3.31	6.75	$375,056

The following table summarizes the share options activity during Fiscal 2012, and information about options outstanding at March 31, 2012:

	Number of Options	Weighted Average Exercise price	Weighted Average Remaining Contractual Live (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 2, 2011	19,414,315	$3.06
Granted	5,256,780	$16.36
Redeemed*	(1,140,974)	$2.75
Exercised	(3,521,258)	$2.75
Canceled/forfeited	(466,463)	$8.16

Outstanding at March 31, 2012	19,542,400	$6.59	7.81	$781,689

Vested or expected to vest at March 31, 2012	18,174,432	$6.45	7.76

Vested and exercisable at March 31, 2012	6,047,975	$2.82	6.66	$264,741

*

The Company redeemed certain option grants during August 2011, for which it paid cash consideration of $10.7 million, representing the $12.12 share value established at the time of the private placement, less the exercise price of the option grants in the aggregate. The redemption was charged to selling, general and administrative expenses during the fiscal year ended March 31, 2012.

Assumptions Used to Estimate Fair Value of Options

The following table represents assumptions used to estimate the fair value of options:

	Three Months Ended
	June 30, 2012	July 2, 2011
Expected dividend yield	0.0%	N/A
Volatility factor	50.2%	N/A
Weighted average risk-free interest rate	0.6%	N/A
Expected life of option	4.75 years	N/A

The following table represents assumptions used to estimate the fair value of options:

	Fiscal Year Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Expected dividend yield	0.0%	0.0%	0.0%
Volatility factor	46.5%	46.7%	46.4%
Weighted average risk-free interest rate	1.8%	3.2%	3.9%
Expected life of option	7.8 years	10 years	10 years

Restricted Shares and Restricted Share Units

The following table summarizes restricted shares and restricted share units under the 2012 Plan as of June 30, 2012 and changes during the fiscal year then ended:

	Number of Unvested Restricted Shares/Units	Weighted Average Grant Date Fair Value
Unvested at March 31, 2012	836,874	$22.53
Granted	3,257	$38.38
Vested	—	$—
Canceled/forfeited	—	$—

Unvested at June 30, 2012	840,131	$22.52

The following table summarizes restricted shares and restricted share units for the 2012 Plan as of March 31, 2012 and changes during the fiscal year then ended:

	Number of Unvested Restricted Shares/Units	Weighted Average Grant Date Fair Value
Unvested at April 2, 2011	—	$—
Granted	836,874	$22.53
Vested	—	$—
Canceled/forfeited	—	$—

Unvested at March 31, 2012	836,874	$22.53